LIABILITIES AND DEBT - Convertible Promissory Note (Details) - USD ($)				1 Months Ended						3 Months Ended	6 Months Ended		12 Months Ended
	May 30, 2023	Dec. 29, 2022	Apr. 08, 2022	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	May 31, 2022	Nov. 30, 2021	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 16, 2021	Oct. 01, 2021	Aug. 27, 2021
LIABILITIES AND DEBT
Repayments of debt											$ 6,604,552	$ 3,068,750	$ 7,350,276	$ 2,006,628
Exercise price of warrants											$ 95
Outstanding principal amount converted											$ 888,930
Number of shares issued							30				51,086
Value of shares issued	$ 25,000									$ 5,000,003
Loss on extinguishment of debt											$ (689,100)
Promissory note
LIABILITIES AND DEBT
Number of shares issued					4,400
Value of shares issued					$ 322,300
Promissory note
LIABILITIES AND DEBT
Principal, beginning balance					4,100,000					4,100,000	4,100,000	9,565,000	9,565,000	100,000
Unamortized Debt Discount, beginning balance					1,378,200					1,378,200	1,378,200	3,963,386	3,963,386
Convertible Note Payable, Net beginning balance					2,721,800					2,721,800	2,721,800	$ 5,601,614	5,601,614	100,000
Shares issued to notes payable holders												350
Outstanding principal amount converted												$ 888,930
Amortization of debt discount											689,100	1,724,291	6,506,384	801,538
Principal, ending balance						$ 4,100,000							4,100,000	9,565,000
Unamortized Debt Discount, ending balance						1,378,200							1,378,200	3,963,386
Convertible Note Payable, Net ending balance						2,721,800							2,721,800	5,601,614
Oasis Note
LIABILITIES AND DEBT
Aggregate principal amount						5,265,000							5,265,000				$ 5,265,000
Number of shares issued									40
Amortization of debt discount													6,506,384	801,538
Oasis Note | Promissory note
LIABILITIES AND DEBT
Principal, beginning balance												5,265,000	5,265,000
Unamortized Debt Discount, beginning balance												715,000	715,000
Principal, ending balance														5,265,000
Unamortized Debt Discount, ending balance														715,000
First Fire First Note
LIABILITIES AND DEBT
Aggregate principal amount																$ 1,575,000
First Fire First Note | Promissory note
LIABILITIES AND DEBT
Principal, beginning balance												1,575,000	1,575,000
Unamortized Debt Discount, beginning balance												315,000	315,000
Principal, ending balance														1,575,000
Unamortized Debt Discount, ending balance														315,000
Second First Fire Note
LIABILITIES AND DEBT
Aggregate principal amount															$ 2,625,000
Second First Fire Note | Promissory note
LIABILITIES AND DEBT
Principal, beginning balance												2,625,000	2,625,000
Unamortized Debt Discount, beginning balance												530,000	530,000
Principal, ending balance														2,625,000
Unamortized Debt Discount, ending balance														530,000
Oasis and FirstFire Notes
LIABILITIES AND DEBT
Principal, beginning balance												9,465,000	$ 9,465,000
Shares issued to notes payable holders													79,807
Outstanding principal amount converted													$ 9,465,000
Principal, ending balance														9,465,000
Derivative liability | Promissory note
LIABILITIES AND DEBT
Unamortized Debt Discount, beginning balance					559,957					559,957	559,957	$ 3,204,924	3,204,924
Unamortized Debt Discount, ending balance						559,957							559,957	3,204,924
Proceeds from issuance of notes | Promissory note
LIABILITIES AND DEBT
Principal, beginning balance					8,943,750					8,943,750	8,943,750
Unamortized Debt Discount, beginning balance					1,992,500					1,992,500	1,992,500
Principal, ending balance						8,943,750							8,943,750
Unamortized Debt Discount, ending balance						1,992,500							1,992,500
Repayments of notes
LIABILITIES AND DEBT
Repayments of notes											(4,000,000)
Repayments of notes | Promissory note
LIABILITIES AND DEBT
Repayments of notes													(4,943,750)
Warrant and common shares issued with convertible notes | Promissory note
LIABILITIES AND DEBT
Unamortized Debt Discount, beginning balance					1,368,741					1,368,741	1,368,741
Unamortized Debt Discount, ending balance						1,368,741							1,368,741
PPP Loan
LIABILITIES AND DEBT
Aggregate principal amount														$ 203,994
April Notes | Securities purchase agreement
LIABILITIES AND DEBT
Aggregate principal amount			$ 3,068,750
Original issue discount			613,750
Net proceeds			$ 2,313,750
Repayments of debt								$ 3,068,750
Number of warrants issued to purchase common stock			503
Exercise price of warrants			$ 3,050
Debt discount for the fair value of the warrants			$ 98,241
Unamortized Debt Discount, ending balance			$ 755,000
July Notes | Securities purchase agreement
LIABILITIES AND DEBT
Aggregate principal amount						1,875,000							1,875,000
Original issue discount						375,000							375,000
Net proceeds													$ 1,450,000
Repayments of debt						$ 1,875,000
July 22 Notes | Securities purchase agreement
LIABILITIES AND DEBT
Number of warrants issued to purchase common stock						1,645							1,645
Exercise price of warrants						$ 380							$ 380
July 28 Notes | Securities purchase agreement
LIABILITIES AND DEBT
Number of warrants issued to purchase common stock						1,106							1,106
Exercise price of warrants						$ 282.50							$ 282.50
Debt discount for the fair value of the warrants						$ 692,299							$ 692,299
December Notes
LIABILITIES AND DEBT
Principal, beginning balance					4,000,000					4,000,000	4,000,000
Unamortized Debt Discount, beginning balance					1,278,200					1,278,200	$ 1,278,200
Number of shares issued													2,400
Principal, ending balance						4,000,000							$ 4,000,000
Unamortized Debt Discount, ending balance						$ 1,278,200							$ 1,278,200
December Notes | Securities purchase agreement
LIABILITIES AND DEBT
Aggregate principal amount		$ 4,000,000
Original issue discount		800,000
Net proceeds		$ 3,000,000
Percentage of increase in face value		120.00%
Percentage of annual interest rate		20.00%
Repayments of debt				$ 4,000,000
Number of warrants issued to purchase common stock						18,779					18,779		18,779
Exercise price of warrants						$ 106.50					$ 106.50		$ 106.50
Debt discount for the fair value of the warrants						$ 428,200					$ 428,200		$ 428,200
Number of shares issued											2,400		2,400
Amortization of debt discount				689,100
Loss on extinguishment of debt				$ 689,100
Unamortized Debt Discount, ending balance											$ 1,378,200
Convertible Promissory Note
LIABILITIES AND DEBT
Principal, beginning balance					4,100,000					4,100,000	4,100,000
Unamortized Debt Discount, beginning balance					1,378,200					1,378,200	1,378,200
Convertible Note Payable, Net beginning balance					$ 2,721,800					$ 2,721,800	2,721,800
Amortization of debt discount											689,100
Loss on extinguishment of debt											689,100
Principal, ending balance						4,100,000					100,000		$ 4,100,000
Unamortized Debt Discount, ending balance						1,378,200							1,378,200
Convertible Note Payable, Net ending balance						$ 2,721,800					$ 100,000		$ 2,721,800
July 22 notes | Securities purchase agreement
LIABILITIES AND DEBT
Exercise price of warrants						$ 380							$ 380
July 28 notes | Securities purchase agreement
LIABILITIES AND DEBT
Exercise price of warrants						$ 282.50							$ 282.50